Regulatory capital and capital adequacy (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The Bank’s regulatory capital and capital adequacy ratios are measured in accordance with Indian GAAP and calculated under both the Basel I and Basel II frameworks, are as follows:

	Basel I, as of March 31,						Basel II, as of March 31,
	2011		2012		2012		2011		2012		2012
			(In millions)				(In millions)
Tier 1 capital	Rs.	237,704.1	Rs.	281,135.6	US$	5,524.4	Rs.	237,183.5	Rs.	280,674.9	US$	5,515.3
Tier 2 capital		77,438.1		118,989.7		2,338.2		77,438.1		118,989.7		2,338.2

Total capital	Rs.	315,142.2	Rs.	400,125.3	US$	7,862.6	Rs.	314,621.6	Rs.	399,664.6	US$	7,853.5

Total risk-weighted assets and contingents	Rs.	2,057,206.2	Rs.	2,547,642.9	US$	50,061.8	Rs.	1,939,602.6	Rs.	2,418,963.2	US$	47,533.2

Capital ratios of the Bank:
Tier 1		11.56%		11.04%				12.23%		11.60%
Total capital		15.32%		15.71%				16.22%		16.52%
Minimum capital ratios required by the RBI:
Tier 1		4.50%		4.50%				6.00%		6.00%
Total capital		9.00%		9.00%				9.00%		9.00%